Significant Accounting Policies - Summary of Operating Lease Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Less: commitments relating to leases exempt from capitalization:
Less: total future interest expenses	¥ (23,007)	¥ (20,581)
Total lease liabilities recognized at January 1, 2019	¥ 134,074	120,377	¥ 72,221
IFRS Sixteen [Member]
Lease Commitements Reconcilation [Line Items]
Operating lease commitments at 31 December 2018		75,729	¥ 75,729
Less: commitments relating to leases exempt from capitalization:
- short-term leases, other leases with remaining lease term ending on or before 31 December 2019 and leases of low value assets		(924)
- leases contracts entered before 31 December 2018 but the lease period start after 1 January 2019		(16,612)
Less: total future interest expenses		(10,037)
Present value of remaining lease payments, discounted using the incremental borrowing rates at January 1, 2019		48,156
Add: finance lease liabilities recognized as at December 31, 2018		72,221
Total lease liabilities recognized at January 1, 2019		¥ 120,377